Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 1,664,543	$ 1,317,031
Less: allowance for doubtful accounts	(763,247)	(599,322)	$ (443,163)
Total accounts receivable, net	$ 901,296	$ 717,709